Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 121,256	$ 110,741	$ 93,266
Costs	(83,971)	(75,384)	(62,078)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,827	2,305	1,674
Changes in the net realizable value of agricultural products after harvest	657	(43)	532
Gross profit	40,769	37,619	33,394
Net gain / (loss) from fair value adjustment of investment properties	30,992	(37,746)	18,971
Gain from disposal of farmlands	838	665	1,656
General and administrative expenses	(12,267)	(12,152)	(10,876)
Selling expenses	(16,348)	(13,976)	(13,489)
Impairment of associates	(2,470)
Other operating results, net	2,770	1,101	3,657
Management fees	(211)		(1,456)
Profit / (Loss) from operations	44,073	(24,489)	31,857
Share of profit / (loss) of associates and joint ventures	8,662	(7,328)	(3,452)
Profit / (Loss) from operations before financing and taxation	52,735	(31,817)	28,405
Finance income	1,463	1,775	1,476
Finance cost	(25,683)	(22,571)	(26,377)
Other financial results	(18,667)	5,981	(22,168)
Inflation adjustment	177	(457)	(321)
Financial results, net	(42,710)	(15,272)	(47,390)
Profit / (Loss) before income tax	10,025	(47,089)	(18,985)
Income tax	(8,107)	(780)	9,964
Profit / (Loss) for the year from continuing operations	1,918	(47,869)	(9,021)
Profit from discontinued operations after income tax	18,085	7,140	36,441
Profit / (Loss) for the year	20,003	(40,729)	27,420
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	5,232	(3,113)	6,417
Revaluation surplus	614	1,111	316
Change in the fair value of hedging instruments net of income taxes	(102)	19	(40)
Items that may not be reclassified subsequently to profit or loss:
Actuarial loss from defined benefit plans	(137)	(66)	(60)
Other comprehensive income / (loss) for the year from continuing operations	5,607	(2,049)	6,633
Other comprehensive income for the year from discontinued operations	5,810	1,245	10,059
Total other comprehensive income / (loss) for the year	11,417	(804)	16,692
Total comprehensive income / (loss) for the year	31,420	(41,533)	44,112
Total comprehensive income / (loss) from continuing operations	7,525	(49,918)	(2,389)
Total comprehensive income from discontinued operations	23,895	8,385	46,501
Total comprehensive income / (loss) for the year	31,420	(41,533)	44,112
Profit / (Loss) for the year attributable to:
Equity holders of the parent	3,929	(26,796)	6,106
Non-controlling interest	16,074	(13,933)	21,314
Profit / (Loss) from continuing operations attributable to:
Equity holders of the parent	(2,368)	(28,334)	(9,492)
Non-controlling interest	4,286	(19,535)	471
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	2,421	(27,078)	5,775
Non-controlling interest	$ 28,999	$ (14,455)	$ 38,337
Profit / (Loss) per share attributable to equity holders of the parent:
Basic	$ (7.87)	$ (54.79)	$ 12.29
Diluted	(7.63)	(54.79)	11.82
Profit per share from continuing operations attributable to equity holders of the parent:
Basic	(4.81)	(57.94)	(19.11)
Diluted	$ (4.81)	$ (57.94)	$ (19.11)